Summary of Significant Accounting Policies (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2017
Furniture And Equipment [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives or amortisation rates	20.00%
Furniture And Equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives or amortisation rates	30.00%
Computer Hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives or amortisation rates	30.00%
Automobiles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives or amortisation rates	30.00%